Lease (Tables)	6 Months Ended
Sep. 30, 2020
Leases [Abstract]
Schedule of future lease payments under operating leases
September 30, 2020
October 1, 2020 thru March 31, 2021	$26,661
April 1, 2021 thru March 31, 2022	36,882
April 1, 2022 thru March 31, 2023	9,331
April 1, 2023 thru March 31, 2024	-
April 1, 2024 thru March 31, 2025	-
April 1, 2025 thru March 31, 2026	-
Thereafter	-
Total future lease payments	$72,874

Less: Imputed interest	16,744
Total lease liability balance	$56,130